INVENTORIES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INVENTORIES, NET
Raw materials	$ 5,894	$ 5,699
Work in process	4,830	5,265
Finished goods	62,032	45,825
Inventories, net	$ 72,756	$ 56,789